Subsequent Significant Events (Narrative) (Details) - shares	Mar. 31, 2016	Feb. 18, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Issuance of ADRs	57,496
Shares, Issued		1,000,000	25,383,461	24,865,420	21,789,670	18,372,229